Fees Summary	Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	4,277.79
Total Transaction Valuation	30,976,000
Total Offset Amount	0
Net Fee	$ 4,277.79